Financial liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Financial liabilities	Financial liabilities
This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2017	Proceeds from borrowing	Repayments of borrowings and lease liabilities	December 31, 2018
BPI PTZI IPH41 (1)	1,125	—	(375)	750
Lease liabilities – Real estate property	2,239	—	(894)	1,345
Property transaction (down-payment)	(386)	—	152	(235)
Lease liabilities – Laboratory equipment	1,160	—	(173)	987
Loans – Equipment	426	—	(54)	372
Loans – Building	1,300	—	—	1,300
Total	5,864	—	(1,343)	4,522
_____
(1)Interest-free loan

In thousand euros	December 31, 2018	Impact of first application of IFRS16 (non cash)	January 1, 2019	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2019
BPI PTZI IPH41 (1)	750	—	750	—	—	(300)	450
Lease liabilities – Real estate property	1,345	—	1,345	—	—	(927)	418
Property transaction (down-payment)	(234)	—	(234)	—	—	161	(74)
Lease liabilities – Building "Le Virage"	—	1,099	1,099	—	623	(285)	1,437
Lease liabilities – Premises Innate Inc	—	—	—	—	496	—	496
Lease liabilities – Laboratory equipment	987	—	987	—	—	(172)	815

Lease liabilities – Vehicles	—	69	69	—	—	(32)	37
Loans – Equipment	372	—	372	—	—	(53)	319
Loans – Building	1,300	—	1,300	13,900	—	(374)	14,826
Total	4,522	1,168	5,690	13,900	1,119	(1,982)	18,723
_____
(1)Interest-free loan

In thousand euros	December 31, 2019	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2020
BPI PTZI IPH41 (1)	450	—	—	(300)	150
BPI Refundable advance - FORCE	—	1,360	94	—	1,454
Lease liabilities – Real estate property	418	—	—	(418)	—
Property transaction (down-payment)	(74)	—	—	74	—
Lease liabilities – Building "Le Virage"	1,437	—	1,114	(164)	2,387
Lease liabilities – Premises Innate Inc	496	—	—	(49)	447
Lease liabilities – Laboratory equipment	815	—	—	(176)	639
Lease liabilities – Vehicles	37	—	—	(16)	21
Lease liabilities - Printers	—	—	41	—	41
Loans – Equipment	319	—	—	(57)	262
Loans – Building	14,826		—	(1,139)	13,687
Total	18,723	1,360	1,249	(2,245)	19,087
(1)Interest-free loan
In 2013, the Company was granted an interest-free loan for innovation (“PTZI”) by BPI France relating to the program lacutamab IPH4102 for an amount of €1,500 thousand.
Finance lease obligations relate primarily to real estate property in relation to the acquisition in 2008 of the Company’s headquarters and main laboratories. They are presented in the above table net of the cash collateral paid to Sogebail, the lessor.
On August 11, 2020, the Company signed a financing contract with Bpifrance Financement as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19. This funding, for a maximum amount of € 6.8m, consists of (i) an advance repayable only in the event of technical and commercial success and (ii) a non-repayable grant. This funding will be received in four successive installments. The first tranche of 1.7 million euros was paid at signing, and the other three tranches will be received after successful completion of certain clinical milestones, particularly around Phase 2 of the FORCE trial. The portion relating to the repayable advance included in this first tranche amounts to €1,454 thousand as of December 31, 2020.
On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.
The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). As of December 31, 2020, the remaining capital of the loan amounted to €13,687 thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in July 2027 and €6,000 thousand in July 2031.
This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.

In thousand euros	Year ended December 31,
Current financial liabilities	2018	2019	2020
BPI PTZI IPH41	300	300	150
BPI Refundable advance - FORCE	—	—	—
Lease finance obligations – Real estate property	766	344	—
Lease finance obligations – Rent Le Virage	—	77	511
Lease liabilities – Premises Innate Inc	—	25	72
Lease finance obligations – Laboratory equipment	187	175	175
Lease liabilities – Vehicles	—	16	13
Lease liabilities - Printers	—	—	6
Loans - Equipment	54	55	55
Loans - Building	40	1,139	1,161
Total – Current financial liabilities	1,347	2,130	2,142

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2018	2019	2020
BPI PTZI IPH41(1)	450	150	—
BPI Refundable advance - FORCE	—	—	1,454
Lease finance obligations – Real estate property	344	—	—
Lease finance obligations – Building Le Virage	—	1,360	1,876
Lease liabilities – Premises Innate Inc	—	471	375
Lease finance obligations – Laboratory equipment	800	640	463
Lease finance obligations – Vehicles	—	21	8
Lease liabilities - Printers	—	—	35
Loans - Equipment	318	264	208
Loans - Building	1,260	13,687	12,526
Total – Non-Current financial liabilities	3,175	16,593	16,945
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	≤ 1 year	2 to 5 years included	≥ 5 years	Total
BPI PTZI IPH41	150	—	—	150
BPI Refundable advance - FORCE	—	1,454	—	1,454
Lease finance obligations – Real estate property	—	—	—	—
Down-payment	—	—	—	—
Lease finance obligations – Rent Le Virage	558	1,955	—	2,513
Lease liabilities – Premises Innate Inc.	79	339	53	471
Lease liabilities – Laboratory equipment	179	468	—	647
Lease liabilities – Vehicles	13	8	—	21
Lease liabilities - Printers	7	36	—	43
Loans – Equipment	57	213	—	270
Loan – Building	1,427	5,706	7,965	15,098
Total	2,470	10,179	8,018	20,667